Northwestern Mutual Series Fund, Inc.

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202-4797

April 30, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northwestern Mutual Series Fund, Inc. (“Registrant”)
Registration No.’s 2-89971; 811-3990
EDGAR CIK No. 0000742212

Ladies and Gentlemen:

On February 20, 2015, the Registrant filed with the Securities and Exchange Commission (“SEC”) Post-Effective Amendment No. 57 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under Rule 485(a)(1) of the Securities Act of 1933, as amended (the “Securities Act”), which filing was also submitted as Post-Effective Amendment No. 58 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”). The Registration Statement includes the offering documents for the Registrant’s currently effective 27 series (each, a “Portfolio” and together, the “Portfolios”).

The Registrant has attached for filing pursuant to paragraph (b) of Rule 485 under the Securities Act Post-Effective Amendment No. 58 to the Registration Statement. This filling is also submitted as Post-Effective Amendment No. 59 to the Registrant’s Registration Statement under the 1940 Act. The primary purpose of this filing is to respond to oral comments received on April 1, 2015 from Mr. Keith Gregory of the SEC staff (the “Staff”) on Post-Effective Amendment No. 57/58. The filing also updates certain financial information contained in the Registration Statement, and contains other routine and immaterial marked changes.

The following paragraphs provide the Registrant’s response to comments received. Each comment has been repeated below in the order received, and the Registrant’s response follows.

1)	Comment: Please update or complete information missing from Post-Effective Amendment No. 57 in connection with the effective date of Post-Effective Amendment No. 58.

Response: The Registrant notes that, at the time it filed Post-Effective Amendment No. 57, it did not yet have available final financial information and other routine information that was missing from, or not yet updated in, Post-Effective Amendment No. 57. The Registrant confirms that Post-Effective Amendment No. 58 filed herewith includes such updated and completed information.

2)

Comment: With respect to each Portfolio that states a secondary investment objective, please ensure that the principal investment strategies address how the Portfolio will achieve the secondary investment objective.

Response: The Portfolios that state a secondary investment objective are the Growth Stock Portfolio (“Current income is a secondary objective”), the Large Company Value Portfolio (“Income is a secondary objective”), the Mid Cap Value Portfolio (“Current income is a secondary objective”), and the Select Bond Portfolio (“A secondary objective is to seek preservation of shareholders’ equity”). With respect to the Growth Stock Portfolio, the following sentence was added as the last sentence of the second paragraph under “Principal Investment Strategies” in the Portfolio’s Summary to clarify how the Portfolio’s principal investment strategy seeks to achieve its secondary investment objective:

“The analysts’ focus on fundamental stock selection leads them not only to stocks with capital-appreciation potential, but also to companies that can generate cash flow thus supporting dividends.”

With respect to the Large Company Value Portfolio and the Mid Cap Value Portfolio, the Registrant believes that the following disclosure that currently appears under each Portfolio’s “Principal Investment Strategies” in the Summary sufficiently addresses how each Portfolio’s principal investment strategy seeks to achieve its secondary investment objective; accordingly, no revisions have been made to the disclosure in response to this comment:

“The adviser also may consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase.”

With respect to the Select Bond Portfolio, the Registrant believes that the current disclosure under “Principal Investment Strategies” in the Portfolio’s Summary addresses both the Portfolio’s primary and secondary investment objectives. By investing in a diversified portfolio of investment grade, fixed-income securities, and by employing a strategy that limits the Portfolio’s duration, the Portfolio seeks to preserve shareholders’ capital while also achieving total return with limited risk. Accordingly, no revisions have been made to the disclosure in response to this comment.

3)

Comment: Please avoid the use of technical and industry specific terminology, especially in the Summary Section of the Registrant’s prospectus, that does not conform to the plain English standard. Please refer to the Staff’s “Guidance Regarding Mutual Fund Enhanced Disclosure” (June 2014, No. 2014-08). The Staff notes, but does not limit this comment to, the following examples: (i) “near-term catalyst” (see Growth Stock Portfolio); (ii) “absolute and relative risk monitoring targets” (see Focused Appreciation Portfolio); (iii) and “structurally attractive economic sectors” (see Large Cap Core Stock Portfolio).

Response: The Registrant has reviewed its prospectus, with particular attention paid to the Summary Section for each Portfolio, and believes it has revised such technical and industry specific terminology, as appropriate, including but not limited to the terminology identified in the examples, to conform to the plain English standard based on its understanding of the guidance.

4)

Comment: Please avoid the use of generic and broad terms and phrases, especially in the Summary Section of the Registrant’s prospectus, and revise such terms and phrases for clarification. The Staff notes, but does not limit this comment to, the following examples: (i) “grossly overvalued” (see Large Cap Core Stock Portfolio); (ii) “various measures”, “extraordinary corporate events,” and “special situations” (see Equity Income Portfolio); (iii) “and other securities” (see Small Cap Growth Portfolio); and (iv) “particular fixed income and derivative instruments” (see Short-Term Bond Portfolio).

Response: The Registrant has reviewed its prospectus, with particular attention paid to the Summary Section for each Portfolio, and believes that it has revised such generic and broad terms and phrases, as appropriate, including but not only the terms and phrases identified in the examples, for clarification.

5)

Comment: With respect to each Portfolio, please review the disclosure contained in the Summary Section to ensure that each risk factor articulated for a Portfolio under “Principal Risks” corresponds to an investment strategy and/or instrument identified under “Principal Investment Strategies” for that Portfolio. The Staff notes, but does not limit this comment to, the following examples:

a)

With respect to the Large Cap Blend and Large Company Value Portfolios, please revise the “Principal Investment Strategies” to include disclosure about the Portfolios’ investment in mid cap companies or, alternatively, delete the “Mid Cap Company Risk” and address such investments in the Registrant’s Item 9 disclosure.

Response: Upon further review, the Registrant has concluded that investing in mid cap companies is not a principal investment strategy for either the Large Cap Blend or the Large Company Value Portfolio. Accordingly, the Registrant has deleted the “Mid Cap Company Risk” factor from the “Principal Risks” in each such Portfolio’s Summary Section.

b)

Similarly, with respect to Portfolios that disclose risks associated with investments in emerging markets as a principal investment risk, please review the Portfolios’ “Principal Investment Strategies” to ensure that the disclosure addresses investments in emerging market securities or, alternatively, delete such risk disclosure and address in the Registrant’s Item 9 disclosure.

Response: In response to the Staff’s comment, the Registrant has added references to investments in emerging markets under “Principal Investment Strategies” in the Summary Section for the Large Company Value, Equity Income, Mid Cap Value, Small Cap Growth, Small Cap Value, Short-Term Bond, Inflation Protection, and High Yield Bond Portfolios. The Registrant has deleted references to risks of investing in emerging markets from the “Foreign Investing Risk” factor of the Large Cap Blend and Select Bond Portfolios. The Registrant notes that further information regarding emerging market investments by the Registrant’s Portfolios is included under “More About Investment Strategies and Risks – More About Principal Investment Strategies and Risks – Foreign Securities” in the Registrant’s Item 9 disclosure.

c)

With respect to the Index 400 Stock, Index 500 Stock, and Index 600 Stock Portfolios (the “Index Portfolios”), please revise the “Principal Investment Strategies” to include disclosure about the Portfolios’ use of preferred stock as referenced in the “Equity Securities Risk” factor or, alternatively, delete the reference to preferred stock from the risk disclosure and address in Item 9. Also, with respect to this example (c), please supplementally explain why the Registrant’s index portfolios would invest in preferred stocks if preferred stocks are not a component of the applicable index.

Response: The Registrant responds supplementally that an Index Portfolio would only hold preferred stock if the corresponding Index held the same security, which may happened from time to time as a result of corporate action or merger, or some other corporate event. However, for clarification, the Registrant has deleted the phrase “such as common and preferred stocks” from the “Equity Securities Risk” factor for each Index Portfolio and replaced it with “such as the stocks in which the Portfolio invests”.

In further response to the Staff’s comment, the Registrant confirms that it has reviewed the risk factors under “Principal Risks” in the Summary Section for each of the Registrant’s Portfolios and believes that all risks correspond to an investment strategy and/or instrument identified under “Principal Investment Strategies” for the respective Portfolio, with the exception of “Underlying Portfolio Risk.” The “Underlying Portfolio Risk” relates to the affiliated fund of funds strategy used by the Registrant’s Balanced and Asset Allocation Portfolios, for which the Registrant’s other Portfolios may serve as an investment option. The Registrant’s Item 9 disclosure includes more information about the affiliated fund of funds strategy under “More About Investment Strategies and Risks – More About Principal Investment Strategies and Risks – Fund of Funds Investing.”

6)

Comment: With respect to the International Equity Portfolio, please consider replacing references to “undeveloped” countries with references to “emerging market” countries as the Staff believes that more investors are familiar with the phrase “emerging markets.”

Response: The Registrant has revised the second sentence under “Principal Investment Strategies” in the Portfolio’s Summary Section to read as follows:

“The Portfolio may purchase securities in any foreign country, including those with developed markets and emerging markets.”

The Registrant notes that no other instances of the word “undeveloped” appeared in the Portfolio’s Summary Section.

7)

Comment: With respect to each Portfolio that will engage in short sales as part of its principal investment strategies, please provide a plain English description within the Summary Section of the mechanics of a short sale and state the percentage of the Portfolio’s assets devoted to short sales. Also, please supplementally confirm to the Staff that dividends and interest on securities sold short are included in the “Other Expenses” line under “Annual Portfolio Operating Expenses” in the Fees and Expenses Table of any such Portfolio (see, e.g., Long-Term U.S. Government Bond Portfolio).

Response: The Registrant’s Long-Term U.S. Government Bond and Multi-Sector Bond Portfolios may engage in short sales as part of their principal investment strategies. In response to the Staff’s comment, the following plain English description has been added under “Principal Investment Strategies” in each such Portfolio’s Summary Section:

“A short sale involves the sale of a security that is borrowed from a broker or other institution, and which must be purchased in the market at a later date and returned to the lender.”

The Registrant notes, however, that the principal investment strategies for each such Portfolio do not limit the assets that may be devoted to short sales; however, the Registrant notes that engaging in short sales is subject to the Registrant’s fundamental investment policies with respect to the issuance of senior securities described under “Investment Policies – Investment Restrictions” in the Registrant’s Statement of Additional Information. Accordingly, the Registrant respectfully declines to further limit the use of short sales under “Principal Investment Strategies” in each such Portfolio’s Summary Section. The Registrant confirms that any dividends and interest on securities sold short would be included in “Other Expenses” under “Annual Portfolio Operating Expenses” in the Portfolio’s Fees and Expenses Table.

8)

Comment: Please review the “Principal Investment Strategies” disclosure in the Summary Section for each Portfolio and that ensure the disclosure describes when the Portfolio will sell a portfolio holding.

Response: In response to the Staff’s comment, the Registrant confirms that it has reviewed the principal investment strategies disclosure for each Portfolio and believes the disclosure sufficiently describes when the Portfolio will sell a portfolio holding. The Registrant notes supplementally that this disclosure requirement for the Balanced and Asset Allocation Portfolios is addressed by describing the factors considered by the portfolio manager in adjusting allocations among the Registrant’s other Portfolios.

9)

Comment: With respect to Portfolios that had a portfolio turnover rate of more than 100% during the last fiscal year, please consider including an “active and frequent trading” strategy to the Portfolios’ “Principal Investment Strategies” disclosure and a related risk factor under “Principal Risks” in the Summary Section.

Response: The Portfolios with portfolio turnover rates of greater than 100% during fiscal 2014 include the Long-Term U.S. Government Bond, Select Bond, and Short-Term Bond Portfolios.

With respect to the Long-Term U.S. Government Bond Portfolio and the Select Bond Portfolio, the “Principal Investment Strategies” disclosure for each Portfolio states that the Portfolio may engage in active and frequent trading to achieve its respective investment objectives, and the “Principal Risks” disclosure includes a “High Portfolio Turnover Risk” factor that describes the risk associated with the Portfolio’s active and frequent trading. Accordingly, the Registrant believes that this comment with respect to the Long-Term U.S. Government Bond Portfolio and the Select Bond Portfolio is addressed by the current disclosure and has not made subsequent revisions.

With respect to the Short-Term Bond Portfolio, the sub-adviser does not consider active and frequent trading to be a principal strategy of the Portfolio and does not anticipate the portfolio turnover rate to be greater than 100% in a typical year. The Portfolio’s sub-adviser was hired by the Registrant effective October 31, 2014. The Portfolio’s turnover rate of 196.15% for fiscal 2014 was elevated above anticipated levels due to the transition of the Portfolio to the new sub-adviser. The Registrant notes supplementally that the transition to the sub-adviser and the effect on the portfolio turnover rate is disclosed in the Statement of Additional Information under “Portfolio Turnover” in accordance with Item 16(e) of Form N-1A.

10)

Comment: With respect to Portfolios that include risk disclosure regarding investments in exchange-traded funds (“ETFs”) under “Principal Risks” in the Summary Section, please consider including disclosure that ETFs may trade at a premium or discount to their net asset value and describe how those risks may affect the Portfolio.

Response: The Portfolios that include risk disclosure regarding investments in ETFs include the Small Cap Growth Stock, Index 600 Stock, Small Cap Value, Balanced, and Asset Allocation Portfolios. The following has been added to the risk disclosure regarding investments in ETFs for the Small Cap Growth Stock, Index 600 Stock, Balanced and Asset Allocation Portfolios under “Principal Risks” in the Summary Section:

“ETFs are also subject to the risk that their market prices may trade at a premium or discount to their net asset value, which means the Portfolio will overpay for an ETF’s assets if it is trading at a premium and will get less than the value of the ETF’s assets when selling if it is trading at a discount. An active market for an ETF may not be developed or maintained.”

The last sentence of the “Other Investment Companies Risk” under “Principal Risks” in the Small Cap Value Portfolio’s Summary Section was revised to read as follows:

“ETFs, closed-end funds and BDCs are also subject to the risk that their market prices may trade at a premium or discount to their net asset value, which means the Portfolio will overpay for a fund’s assets if it is trading at a premium and will get less than the value of the fund’s assets when selling if it is trading at a discount. An active trading market for an ETF or closed-end fund may not be developed or maintained.”

11)

Comment: With respect to Portfolios that may invest in high yield debt securities as part of their principal investment strategies, please include a parenthetical in both the “Principal Investment Strategies” and “Principal Risks” disclosure that high yield debt securities are commonly referred to as “junk bonds.”

Response: The Registrant has added the requested parenthetical to the applicable Portfolios’ “Principal Investment Strategies” and “Principal Risks” disclosure, to the extent not already included.

12)

Comment: With respect to Portfolios that may invest in business development companies (“BDCs”) as part of their principal investment strategies (see, e.g., Small Cap Value Portfolio), please include a separate risk factor for BDCs under “Principal Risks” as these entities have a different capital structure and risk profile than other registered investment companies. If any such Portfolio will not significantly invest in BDCs, please consider moving the strategies and risk disclosure relating to BDCs to the Registrant’s Item 9 disclosure.

Response: The Small Cap Value Portfolio may invest in the securities of other investment companies as a principal investment strategy, including those of open-end funds, closed-end funds, ETFs and BDCs. Accordingly, the Registrant views the Portfolio’s use of BDCs as part of a broader strategy to invest in other investment companies. Accordingly, in response to the Staff’s comment, the Registrant has revised the “Other Investment Companies Risk” under “Principal Risks” in the Portfolio’s Summary Section to include expanded disclosure around the risks of investing in BDCs. The risk factor now reads as follows:

“Other Investment Companies Risk – The Portfolio will indirectly bear its pro rata portion of the expenses of the investment companies in which it invests, including advisory fees, in addition to the direct expenses of the Portfolio. The expenses associated with some business development companies may be significant. Investments in other investment companies are subject to market and selection risks, and generally entail the same risks as the underlying securities held by them. ETFs, closed-end funds and BDCs are also subject to the risk that their market prices may trade at a premium or a discount to their net asset value, which means the Portfolio will overpay for a fund’s assets if it is trading at a premium and will get less than the value of the fund’s assets when selling if it is trading at a discount. An active trading market for an ETF, closed-end fund or BDC may not be developed or maintained. BDCs invest in small and medium-sized private companies that may not have access to public equity markets. As a result, a BDC’s portfolio may be less liquid, may be more adversely affected by poor economic or market conditions, and may be adversely affected by risks associated with industries and sectors in which portfolio companies may concentrate.”

Additionally, the following had been added to the Registrant’s Item 9 disclosure under “More About Investment Strategies and Risks – More About Principal Investment Strategies and Risks – Securities of Other Investment Companies.”

“Risks of Investing in BDCs. Like investments in other types of investment companies, a Portfolio that invests in BDCs would bear its pro rata portion of the BDC’s expenses; the expenses associated with some BDCs may be significant. A BDC is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Investments in such small companies may also be less liquid than publicly traded companies. To the extent BDCs have a relatively small number of holdings or concentrate in a particular industry or sector, the BDC is particularly subject to the risks associated with those holdings, industries and sectors, which may also increase the BDC’s volatility and risk. Shares of a BDC may not be redeemable at the option of shareholders and therefore may trade at a discount or premium to its net asset value, which means the Portfolio will overpay for an BDC’s assets if it is trading at a premium and will get less than the value of the BDC’s assets when selling if it is trading at a discount. An active market for a BDC may not be developed or maintained.”

13)

Comment: With respect to those Portfolios that utilize a particular style of investment (i.e., growth or value), please consider including a separate risk factor under “Principal Risks” that addresses the particular investment style or include a generic investment style risk factor.

Response: In response to the Staff’s comment, the Registrant has added the following stand-alone risk factor under “Principal Risks” in the Summary Sections of the prospectus for the Growth Stock, Focused Appreciation, Mid Cap Growth Stock, Small Cap Growth Stock, and International Growth Stock Portfolios:

“Investment Style Risk – A portfolio managed using a growth style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.”

The Registrant has added the following stand-alone risk factor under “Principal Risks” in the Summary Sections of the prospectus for the Large Company Value, Domestic Equity, Equity Income, Mid Cap Value, Small Cap Value, and International Equity Portfolios:

“Investment Style Risk – A portfolio managed using a value style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.”

The Registrant has added the following stand-alone risk factor under “Principal Risks” in the Summary Sections of the prospectus for the Large Cap Core Stock, Large Cap Blend, Research International Core, and Emerging Markets Equity Portfolios:

“Investment Style Risk – A portfolio managed using a particular style of investing, such as growth or value or a combination of both, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.”

The Registrant has added the following stand-alone risk factor under “Principal Risks” in the Summary Sections of the prospectus for the Balanced and Asset Allocation Portfolios:

“Investment Style Risk – The Portfolio is subject to risks associated with an Underlying Portfolio’s particular style of investing, such as growth or value or a combination of both, and may underperform with respect to its allocation to the Underlying Portfolio when the market does not favor that particular investment style. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.”

The Registrant notes supplementally that investment style risks were previously disclosed as part of the Registrant’s “Active Management Risk” disclosure in the Summary Sections of the Portfolios indicated above, but such disclosure has been deleted.

14)

Comment: The Staff notes that certain Portfolios disclose under “Principal Investment Strategies” in their Summary Section that they invest in certain sectors or sectors represented in their benchmark indices. To the extent not already included, please consider including a risk factor under “Principal Risks” addressing sector investment risks.

Response: In response to the Staff’s comment, the following risk factor has been added under “Principal Risks” in the International Equity Portfolio’s Summary Section:

“Sector Concentration Risk – To the extent the Portfolio invests a relatively high percentage of its assets in a particular sector, it will have greater exposure to the risks associated with that sector, including the risk that the securities of companies within the sector will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting the sector. To the extent the Portfolio is underweight other sectors, the Portfolio risks missing out on advances in those sectors.”

The following risk factor has been added under “Principal Risks” in the Summary Section for the Balanced and Asset Allocations Portfolios:

“Sector Concentration Risk – To the extent the Portfolio invests in Underlying Portfolios with a relatively high percentage of assets in a particular sector, it will have greater exposure to the risks associated with that sector, including the risk that the securities of companies within the sector will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting the sector. To the extent the Portfolio invests in Underlying Portfolios that are underweight other sectors, the Portfolio risks missing out on advances in those sectors.”

With respect to Portfolios not referenced above, the Registrant has reviewed the “Principal Investment Strategies” disclosure in the Summary Sections of those Portfolios and believes that sector investment risk is disclosed as appropriate in light of their principal investment strategies.

15)	The following comments relate to the Registrant’s Index 400 Stock, Index 500 Stock and Index 600 Stock Portfolios (each, an “Index Portfolio”):

a)	Comment: Please include a statement in the Summary Section under “Principal Investment Strategies” for each Index Portfolio that it is subject to a requirement to invest at least 80% of its assets in investments connoted by the applicable index in accordance with Rule 35d-1 under the 1940 Act.

Response: Rule 35d-1 provides that for purposes of Section 35(d) of the 1940 Act, a fund name may be materially deceptive and misleading if it suggests that the fund focuses its investments in a particular type of investment, unless the fund has adopted a policy to normally invest at least 80% of the value of its assets in the type of investments suggested by its name. Each Index Portfolio currently has a policy to invest “all, or substantially all, of its assets in the stocks that make up [the applicable index].” The current policy requires a level of investment that meets and exceeds a lower threshold of at least 80%. Furthermore, the Registrant believes that adding the 80% statement could be confusing and potentially deceptive and misleading to investors in the Index Portfolios.[1] Accordingly, the Registrant believes that the current disclosure satisfies Section 35(d) and Rule 35d-1, and respectfully declines to include the requested language.

b)

Comment: Please clarify supplementally why Index Portfolios would have acquired fund fees and expenses to include in their Fees and Expenses Table without disclosure under “Principal Investment Strategies” regarding investments in other investment companies. Also, please explain supplementally why an Index Portfolio that is replicating or substantially replicating an index would invest in other investment companies. (See, e.g., the Index 400 Stock Portfolio).

Response: Under the passive management strategy employed by the Index Portfolios, each will hold shares of other investment companies only to the extent the applicable index holds such shares. In addition, the Index 600 Stock Portfolio may also invest in ETFs as described under “Principal Investment Strategies” in the Portfolio’s Summary Section. Accordingly, acquired fund fees and expenses incurred as a result of these investments are reflected in “Annual Portfolio Operating Expenses” in the Fees and Expenses Table, as applicable, in accordance with the requirements of Item 3 of Form N-1A.

c)

Comment: If derivative instruments may be used by an Index Portfolio to meet the 80% investment requirement articulated in Comment 15(a), please explain supplementally how the Registrant will value derivative instruments for purposes of the 80% investment requirement. Please note that Rule 35d-1 under the 1940 Act is based upon a fund’s assets and, in the Staff’s view, the notional value of

[1]

See “Investment Company Names,” Release No. IC-24828 (Jan. 17, 2001) at Sec. II.A.1 (“A name may be materially deceptive and misleading even if the investment company meets the 80% requirement. Index funds, for example, generally would be expected to invest more than 80% of their assets in investments connoted by the applicable index.”)

derivative instruments should not be the basis for their valuation as included in the fund’s 80% investment requirement.

Response: As stated in response to Comment 15(a), above, the Registrant respectfully declines to include the requested 80% statement for the reasons stated. However, the Registrant notes supplementally, that when calculating an 80% investment requirement under Rule 35d-1 for the Registrant’s applicable Portfolios, the Registrant may include derivative instruments that have economic characteristics similar to the securities subject to the 80% statement as permitted, and uses the Portfolio’s assets invested in the instrument, and not the notional value of the instrument, for the calculation.

d)	Comment: Where the applicable index is described in the “Principal Investment Strategies” disclosure of the Summary Section, please review the description of the index for accuracy.

Response: The Registrant has reviewed the applicable index descriptions under “Principal Investment Strategies” in each Index Portfolio’s Summary Section and believes that the descriptions are accurate.

16)	Comment: The following comments relate to Portfolios that disclose the ability to invest in derivative instruments under “Principal Investment Strategies”:

a)

Comment: Please disclose the identity, uses and percentage of the Portfolio’s assets invested in the derivative instruments most significantly used by the Portfolio. Please avoid the use of laundry lists. This comment also applies to the Portfolio’s principal risk disclosure concerning the use of derivatives.

Response: With respect to the Portfolios that disclose the ability to invest in derivative instruments under “Principal Investment Strategies,” the Registrant believes the current disclosure is appropriately tailored to describe the specific types of derivative instruments to be used and the manner and purpose of their uses for the applicable Portfolio. The Registrant also believes that the risk disclosure relating to such Portfolios’ uses of derivatives under “Principal Risks” is also appropriately tailored to the respective Portfolio’s use of derivative instruments. Please see the Registrant’s responses to Comments # 2 and 8 in its letter to the Staff dated April 10, 2012. The Registrant notes also that the percentage of assets invested in a particular derivative instrument may vary and the investment strategies of such Portfolios do not place a percentage limit on the individual derivative instruments that may be used; accordingly, the Registrant respectfully declines to articulate a percentage limit in the disclosure.

b)	Comment: Please confirm supplementally that the Portfolio will segregate an appropriate amount of assets with respect to the Portfolio’s use of derivative instruments in compliance with Staff guidelines and ICA Release No. 10666 (April 18, 1979) (“Release 10666).

Response: The Registrant confirms that it complies with the asset segregation requirements discussed in Release 10666 and subsequent SEC guidance with respect to a Portfolio’s use of derivative instruments by setting aside, or “earmarking,” cash or liquid securities on its books or with its custodian to the extent of the Portfolio’s potential obligation with respect to the derivative position to the extent the position is not otherwise “covered” through ownership of an offsetting position.

c)

Comment: With respect to Portfolios that may write credit default swaps, please confirm supplementally that the Portfolio would segregate assets sufficient to cover the notional amount of the credit default swap.

Response: The Registrant confirms that each Portfolio that may write a credit default swap will set aside, or “earmark,” cash or liquid securities with a value equal to the full notional value of the swap.

17)

Comment: With respect to the Large Cap Blend Portfolio, please clarify the term “U.S. securities associations” as it appears in the “Principal Investment Strategies” disclosure in the Summary Section of the Prospectus.

Response: Upon further review, the Registrant has deleted the term “U.S. securities associations” from the “Principal Investment Strategies” disclosure in the Large Cap Blend Portfolio’s Summary Section and from the Registrant’s Item 9 disclosure under “More About Investment Strategies and Risks – More About Principal Investment Strategies – “Foreign Securities.”

18)	The following comments apply to the Equity Income Portfolio:

a)

Comment: The Staff notes that under the “Principal Investment Strategies,” the Portfolio may invest in debt securities, including high yield debt securities and loans. Please clarify the types of debt securities, other than high yield debt securities and loans, in which the Portfolio may invest as part of its principal investment strategies.

Response: Upon further review, the Registrant has concluded that investing in debt securities and loans is not a principal investment strategy for the Equity Income Portfolio. Accordingly, the Registrant has deleted the reference to investments in debt securities and loans from the Equity Income Portfolio’s principal investment strategies and the corresponding risks under “Principal Risks” in the Portfolio’s Summary Section.

b)

Comment: Please clarify under “Principal Investment Strategies” the types of loans in which the Portfolio may invest as part of its principal investment strategies (e.g., distressed debt, leveraged loans, bank loans) and include related risk disclosure as appropriate.

Response: As stated in response to the immediately preceding comment, the Registrant has concluded that investing in loans is not a principal investment strategy of the Equity Income Portfolio and has deleted the reference.

19)

Comment: The Staff notes that the International Growth Portfolio may invest in domestic equity and debt securities as part of its principal investment strategies. Please consider disclosing the percent of assets that will be invested in such securities under “Principal Investment Strategies” in the Portfolio’s Summary Section. If such investments are not principal investments, please move the reference to the Registrant’s Item 9 disclosure.

Response: Upon further review, the Registrant has concluded that investing in domestic equity and debt securities are not part of the International Growth Portfolio’s principal investment strategy. Accordingly, the Registrant has deleted the reference to investments in domestic equity and debt securities from the principal investment strategies and the corresponding risks under “Principal Risks” in the Portfolio’s Summary Section.

20)	The following comments apply to the Registrant’s Fixed Income Portfolios:

a)

Comment: Please consider the adequacy of the Registrant’s disclosure in light of any additional risks due to the recent events in the market for fixed income and debt securities and the potential impact of rising interest rates, including the potential for periods of volatility and increased redemptions. Please also consider the appropriate manner of communicating these risks to the Registrant’s shareholders (e.g., via prospectus and/or shareholder reports). Please see the Staff’s IM Guidance Update entitled “Risk Management in Changing Fixed Income Market Conditions” (2014-01).

Response: The Registrant confirms that it has reviewed the Staff’s IM Guidance Update entitled “Risk Management in Changing Fixed Income Market Conditions” (2014-01). In connection with the Registrant’s registration statement update effective May 1, 2014, the Registrant made a number of enhancements to its disclosure to address events and risks relating to the fixed income markets identified in the Staff’s guidance, including: (i) enhancements to the “Interest Rate Risk” factor for the applicable Portfolios; (ii) expanded disclosure under “More About Investment Strategies and Risks – General Information – Investing Risk, In General concerning the potential end to the near zero interest rate environment and the Federal Reserve’s quantitative easing program; and (iii) enhanced disclosure in a “Market Developments” paragraph under “More About Investment Strategies and Risks – More About Principal Investment Strategies –

Fixed Income Securities to disclose the potential for increased redemptions, increased volatility, and reduced liquidity as a result of the potential end of the near zero interest rate environment and the Federal Reserve’s quantitative easing program. The Registrant confirms that it reviewed and updated such disclosure, as appropriate, in connection with Post-Effective Amendment No. 57 to the Registrant’s registration statement filed with the SEC on February 20, 2015.

b)

Comment: Please review the narrative disclosure under “Performance” in the Fixed Income Portfolios’ Summary Sections and for any Fixed Income Portfolio that refers to its comparative benchmarks in such disclosure as “certain market indices” (e.g., Short-Term Bond Portfolio) please replace the phrase with the phrase “certain broad based market indices” pursuant to Item 4 of Form N-1A.

Response: The Registrant has replaced the phrase “certain market indices” in the narrative disclosure under “Performance” in the Summary Section of the Short-Term Bond Portfolio with the phrase “certain broad based indices.” The narrative disclosure under “Performance” of the other Fixed Income Portfolios (other than the Money Market Portfolio) indicate that the Portfolio’s returns are compared to “a broad measure of market performance” with respect to the primary benchmark. The Registrant notes that the secondary blended benchmark for the Multi-Sector Bond Portfolio is described as “an equally weighted blend of certain indices of securities with characteristics similar to those that the Portfolio typically holds” (emphasis added) as permitted by Instruction 2(b) of Item 4 of Form N-1A.

c)

Comment: Please consider including applicable rating agency definitions under “Principal Investment Strategies” in the Summary Section for those Fixed Income Portfolios that do not already include such definitions. Otherwise, please ensure that such definitions are included in the Registrant’s Item 9 disclosure.

Response: In response to the Staff’s comment, applicable rating agency definitions have been added under “Principal Investment Strategies” in the Summary Sections for the Short-Term Bond, Select Bond, Inflation Protection, and High Yield Bond Portfolios. The Registrant notes that applicable rating agency definitions are already included under “Principal Investment Strategies” for the Long-Term U.S. Government Bond and the Multi-Sector Bond Portfolios.

d)

Comment: With respect to Fixed Income Portfolios that disclose portfolio duration or otherwise use the term “duration” under “Principal Investment Strategies” in the Summary Section, please include a plain English definition of the term and include an example showing how a 1% increase in interest rates will affect a fund with a three-year duration. The Staff notes that the example may be included in the Registrant’s Item 9 disclosure.

Response: In response to the Staff’s comment, the following plain English description of the term “duration” has been added under “Principal Investment Strategies” for the Short-Term Bond, Select Bond, Long-Term U.S. Government Bond and Multi-Sector Bond Portfolios:

“Duration is a measure of the sensitivity of the price of the Portfolio’s fixed income securities to changes in interest rates; the longer the duration, the more sensitive the price will be to changes in interest rates.”

The Registrant notes that the Item 9 disclosure in the Registrant’s prospectus under “Fixed Income Securities – Interest Rate Risk” included an example of the effect of a 1% increase in interest rates on a fund with a five-year duration. In response to the Staff’s comment, that example has been revised to reflect the effect of a 1% increase in interest rates on a fund with a three-year duration.

e)

Comment: With respect to Fixed Income Portfolios that disclose a specific duration strategy under “Principal Investment Strategies” in the Summary Section, please clarify the strategy in plain English (e.g., Select Bond Portfolio).

Response: The Portfolios that disclose a duration strategy under “Principal Investment Strategies” include the Select Bond, Long-Term U.S. Government Bond, and Multi-Sector Bond Portfolios. The disclosure for these Portfolios simply states a target duration for the Portfolio under normal circumstances. Accordingly, the Registrant believes that the plain English definition of “duration” added in response to Comment 20(d), above, provides sufficient clarification of the stated target duration under “Principal Investment Strategies” for each Portfolio.

f)

Comment: With respect to Fixed Income Portfolios that may invest in mortgage dollar rolls as part of their principal investment strategies, please include a discussion of risks related to mortgage dollar rolls under “Principal Risks” in the Summary Section, to the extent not already included (e.g., Select Bond Portfolio).

Response: The only Portfolio that refers to mortgage dollar rolls under “Principal Investment Strategies” in the Summary Section is the Select Bond Portfolio. The Registrant believes that the principal risks associated with the Select Bond Portfolio’s use of mortgage dollar rolls are the risks identified under “Principal Risks” relating to mortgage- and asset-backed securities generally. Therefore, the Registrant does not believe that a separate risk factor relating to mortgage dollar rolls is necessary. However, for clarification, the Registrant has included reference to mortgage dollar rolls within the “Mortgage- and Asset-Backed Securities Risk” factor that is already included under “Principal Risks” in the Select Bond Portfolio’s Summary Section.

g)

Comment: With respect to Fixed Income Portfolios that include “Mortgage- and Asset-Backed Securities Risk” under “Principal Risks” in the Summary Section (e.g., Select Bond Portfolio) please disclose “extension and prepayment risk” as a separate risk factor or, alternatively, describe extension and prepayment risk in its current location.

Response: The following risk factor has been added under “Principal Risks” in the Summary Sections for the Money Market, Select Bond, Long-Term U.S. Government Bond, Inflation Protection, and Multi-Sector Bond Portfolios, each of which include “Mortgage- and Asset-Backed Securities Risk” disclosure:

“Prepayment and Extension Risk – Prepayment risk is the risk that principal on a debt obligation will be paid earlier than scheduled or expected, which could reduce yield and market value of the security and shorten the Portfolio’s average effective maturity. The rate of prepayments tends to increase as interest rates fall. Extension risk is the risk that, as interest rates rise, repayments on a debt obligation may occur more slowly than anticipated by the market and the obligation may remain outstanding longer.”

The Registrant notes that the existing “Principal Risk” disclosure in the Short-Term Bond Portfolio’s Summary Section already includes a separate “Prepayment and Extension Risk” factor. Accordingly, no revisions have been made for this Portfolio in response to this Comment.

h)

Comment: With respect to the Fixed Income Portfolios that include a “Municipal Securities Risk” under “Principal Risks” in the Portfolios Summary Section (e.g., Long-Term U.S. Government Bond Portfolio), please confirm supplementally that investments in municipal securities are part of any such Portfolio’s principal investment strategies. Otherwise, please move such disclosure to the Registrant’s Item 9 disclosure.

Response: The Fixed Income Portfolios that include “Municipal Securities Risk” under “Principal Risks” in the Summary Section include the Money Market, Long-Term U.S. Government Bond, and Multi-Sector Bond Portfolios. The Registrant confirms supplementally that investments in municipal securities are part of the principal investment strategies for each such Portfolio.

i)

Comment: With respect to Fixed Income Portfolios that invest in U.S. government securities as a principal investment strategy (e.g., Short-Term Bond Portfolio), please specify the type of government securities in which the Portfolios will invest. The Staff notes that such securities may be guaranteed, supported, or neither, by the government, such as Treasuries or agency securities.

Response: The Portfolios that may invest in U.S. government securities as a principal investment strategy are not limited to particular types of U.S. government securities. Accordingly, no related revisions have been made under

“Principal Investment Strategies” in the applicable Portfolios’ Summary Sections. However, in response to the Staff’s comment, the Registrant has revised the second bullet under “More About Investment Strategies and Risks – More About Principal Investment Strategies – Fixed Income Securities in the Registrant’s Item 9 disclosure to clarify U.S. Government securities as follows:

•

“U.S. Government securities (Treasury bonds, bills, notes and other obligations) and securities issued by agencies and government sponsored enterprises (see “Government Agency Securities”, below);” (emphasis added)

The Registrant believes this disclosure approach satisfies the disclosure requirements of Items 4 and 9 of Form N-1A.

j)

With respect to Fixed Income Portfolios that make a significant investment in government securities, please include a separate “Government Securities Risk” under “Principal Risks” in the Summary Section.

Response: In response to the Staff’s comment, the Registrant has added the following risk factor under “Principal Risks” in the Summary Sections for the Short-Term Bond, Select Bond, Long-Term U.S. Government Bond, and Multi-Sector Bond Portfolios:

“Government Securities Risk – Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Portfolio does not apply to the market value of such security or to shares of the Portfolio itself.”

In addition, the Registrant notes supplementally that it has added the following paragraph under “More About Investment Strategies and Risks – More About Principal Investment Strategies – Fixed Income Securities in the Registrant’s Item 9 disclosure:

“Government Securities Risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Portfolio does not apply to the market value of such security or to shares of the Portfolio itself. See “Government Agency Securities” below for additional information about investments in government agency securities.”

21)

Comment: With respect to the Select Bond Portfolio, please explain supplementally why the Registrant believes that the Lipper® Variable Insurance Products (VIP) Corporate Debt Funds A-Rated Average set forth in the Average Annual Total Return table is an appropriate Lipper category for the Portfolio.

Response: The Registrant notes that, effective February 2015, the Lipper category most applicable to the Select Bond Portfolio changed from the Lipper® Variable Insurance Products (VIP) Corporate Debt Funds A-Rated Average to the Lipper® Variable Insurance Products (VIP) Core Bond Funds Average. Accordingly, reference to the new Lipper category is reflected in the Select Bond Portfolio’s Annual Average Total Return table in Post-Effective Amendment No. 58.

22)	The following comments apply to the Inflation Protection Portfolio:

a)

Comment: Please explain supplementally why using the name “Inflation Protection” without including a policy to invest at least 80% of the Portfolio’s assets in inflation protected securities is consistent with Rule 35d-1 under the 1940 Act. Alternatively, please include a statement of such 80% policy under “Principal Investment Strategies” in the Portfolio’s Summary Section.

Response: The Registrant believes that the Portfolio is not subject to Rule 35d-1. Rule 35d-1 provides that for purposes of Section 35(d) of the 1940 Act, a fund name may be materially deceptive and misleading if it suggests that the fund focuses its investments in a particular type of investment, unless the fund has adopted a policy to normally invest at least 80% of the value of its assets in the type of investments suggested by its name. The Portfolio’s name designates an investment strategy, as opposed to a type of investment. In particular, the term “Inflation Protection” suggests an investment strategy of managing the Portfolio to protect against inflation, which is done through investing not only inflation-indexed securities but also through non-inflation-indexed securities together with swap agreements designed to manage or reduce the risk of inflation for such non-inflation-indexed positions. The SEC and the SEC Staff have noted that Rule 35d-1 does not apply to fund names that incorporate terms that connote investment strategies as opposed to investments.[2] Accordingly, the Registrant believes that the Portfolio is not subject to Rule 35d-1.

[2]

For example, terms such as “growth” and “value” connote investment strategies and are not subject to the rule. See “Investment Company Names,” Release No. IC-24828 (Jan. 17, 2001) at Sec. II.C.1. See also Frequently Asked Questions About Rule 35d-1 (Dec. 4. 2001) at Question 8 (the term “tax-sensitive” connotes a type of investment strategy rather than a focus on a particular type of investment, and is not subject to the rule).

b)

Comment: Under “Principal Investment Strategies,” the Staff notes that the Portfolio may invest in inflation-indexed securities issued by the U.S. government and its agencies and instrumentalities and also “by other entities such as domestic and foreign corporations and governments”. Please consider clarifying who the “other entities” may be.

Response: In response to the Staff’s comment and for clarification, the term “other entities such as” has been deleted. The revised sentence reads as follows:

“These securities include inflation-indexed U.S. Treasury Securities, inflation-indexed securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, and inflation-indexed securities issued by domestic and foreign corporations and governments, and may include those located in emerging markets.” (emphasis added)

c)

Comment: The “Principal Investment Strategies” indicate that the Portfolio may invest in “…fixed income securities that are not inflation-indexed, including mortgage- and asset-backed securities.” If such investments are significant, please indicate the percentage of assets for each investment and whether they will be investment grade.

Response: The Inflation Protection Portfolio is managed to help protect against U.S. inflation through investing not only in inflation-indexed securities but also through investing in non-inflation-indexed securities together with long inflation swap agreements designed to manage or reduce the risk of inflation for such non-inflation-indexed positions. As stated in the second paragraph under “Principal Investment Strategies,” such non-inflation-indexed positions may be substantial; however, the strategy does not impose a minimum or maximum percentage requirement. Rather, the amount of the Portfolio’s assets invested in such non-inflation-protected securities depends upon the availability of inflation-indexed securities, which may be limited by inventory or restricted by provisions of the Internal Revenue Code, as stated in the second paragraph. Accordingly, the Registrant respectfully declines to make the requested revision. In further response to the Staff’s comment, the Registrant notes that investments in non-inflation-indexed securities are subject to the disclosure in the first paragraph under “Principal Investment Strategies” regarding the Portfolio’s use of investment grade and non-investment grade securities.

23)	The following comments apply to the High Yield Bond Portfolio:

a)	Comment: Under “Principal Investment Strategies,” please clarify whether the Portfolio’s investments in levered loans are bank loans.

Response: The Registrant has clarified under “Principal Investment Strategies” that the levered loans in which the High Yield Bond Portfolio may invest are bank loans.

b)

Comment: Under “Principal Investment Strategies,” the Staff notes that the term or phrase “historical financial condition” as it appears in the second paragraph implies an issuer’s past financial condition but not its present condition. Please revise the disclosure to affirmatively indicate that junk bonds are typically issued by issuers that are in weak financial condition at the time of issuance.

Response: In response to the Staff’s comment, the sentence has been revised to read as follows:

“These securities tend to offer higher yields than higher rated securities of comparable maturities primarily because of the market’s greater uncertainty about the issuer’s ability to make all required interest and principal payments, and therefore about the returns that will in fact be realized by the Portfolio.”

c)	Comment: Please clarify whether the Portfolio’s foreign securities investments will also be junk bonds.

Response: The Registrant has clarified the disclosure under “Principal Investment Strategies” as follows:

“The Portfolio may invest up to 30% of net assets in non-investment grade foreign securities…” (emphasis added).

24)	The following comments apply to the Balanced and Asset Allocation Portfolios:

a)	Comment: Please explain supplementally why fees have been restated as indicated in footnote 2 to the Fees and Expenses Table of each Portfolio.

Response: Effective August 29, 2014, each Portfolio transitioned to an affiliated fund of funds strategy to gain its fixed income exposure by investing in one or more of the Registrant’s fixed income portfolios (“Underlying Portfolios”). The transition is expected to have a material effect on each Portfolio’s Total Annual Portfolio Operating Expenses in the Fees and Expenses Table. Accordingly, in accordance with Item 3, Instructions 3(d)(ii) and (iii) of Form N-1A, Total Annual Portfolio Operating Expenses have been restated from those incurred in fiscal 2014 to reflect those that would likely have been incurred had the Portfolios been invested in fixed income Underlying Portfolios for a full fiscal period (rather than only for the period from August 29, 2014 – December 31, 2014).

b)	Comment: Please explain in plain English when the advisor determines to change its allocation under the Portfolios’ principal investment strategies.

Response: The Registrant notes that the disclosure under “Principal Investment Strategies” for each Portfolio describes how the portfolio manager allocates assets based on his economic and market outlook and the investment objectives and strategies of the Underlying Portfolios. The disclosure describes in detail the various characteristics of the Underlying Portfolios, both equity and fixed income that the portfolio manager considers in making allocation decisions. The disclosure also describes how the portfolio manager regularly reviews and adjusts allocations based on those economic, market and Underlying Portfolio factors in managing the Portfolios in pursuit of their investment objectives. The Registrant believes that this level of disclosure is appropriate and sufficiently descriptive, and meets the plain English standard. Accordingly, the Registrant has not made further revisions to the disclosure in response to this comment.

c)

Comment: The Staff notes that each Portfolio may invest in exchange-traded funds (“ETFs”) as part of its principal investment strategy. Please supplementally explain whether such ETFs are series of the Registrant (i.e., an Underlying Portfolio) and, if not, please clarify in the disclosure.

Response: The Registrant confirms, supplementally, that the ETFs in with the Portfolios may invest are not series of the Registrant. In response to this comment, the following sentence has been added at the end of the penultimate paragraph under “Principal Investment Strategies” for each Portfolio:

“The ETFs in which the Portfolio may invest are not portfolios of Northwestern Mutual Series Fund, Inc.”

25)

Comment: Please clarify the following sentence with respect to the principal investment strategies of the Portfolios that appears in the first paragraph under the heading “General Information” in the Prospectus section entitled “More about Investment Strategies and Risks”: “Most of these securities and investment techniques are discretionary, which means that the Adviser and Sub-Advisers can decide whether to use them or not.”

Response: The sentence was intended to relate to the disclosure under “More About Investment Strategies and Risks – Other Investment Strategies and Risks” in the Prospectus, rather than to the Portfolios’ principal investment strategies. For clarification, the sentence has been deleted and the immediately preceding sentence has been revised as follows:

“It also describes other investment strategies that may be used by the Portfolios from time to time, as well as the associated risks.”

26)

Comment: The Staff notes that certain strategies and/or risks disclosed as principal under the heading “More about Principal Investment Strategies and Risks” in the Prospectus section entitled “More About Investment Strategies and Risks” (e.g., convertible securities) are not disclosed or referenced as principal strategies or principal risks in any Summary Section. The Staff notes that only principal strategies and risks should be disclosed in this section and all other strategies and risks should be moved under the heading “Other Investment Strategies and Risks.”

Response: The Registrant has reviewed the “More About Investment Strategies and Risks” section in the Prospectus and confirmed that all strategies and risks are addressed in the Summary Sections for the applicable Portfolios. The Registrant supplementally notes that it has attempted to summarize such information in the Summary Sections with expanded disclosure set forth under “More About Investment Strategies and Risks” in accordance with Items 4 and 9 of Form N-1A. The Registrant notes also that convertible securities are referenced in the principal investment strategies for the Large Company Value, Mid Cap Value, Small Cap Growth, Research International Core, Emerging Markets, Balanced, and Asset Allocation Portfolios as part of the equity component of their strategies.

27)

Comment: The Staff notes that disclosure under the heading “Other Investment Strategies and Risks” in the Registrant’s prospectus should represent investment strategies and risks that are not principal to the Portfolios. Please review the Summary Section for each Portfolio and remove corresponding disclosure, as applicable.

Response: In response to the Staff’s comment, the Registrant has reviewed the relevant disclosure and has moved disclosure relating to “Repurchase Agreements” and “Variable and Floating Rate Securities” from the “Other Investment Strategies and Risks” section of the Prospectus to the “More About Principal Strategies and Risks” section of the Prospectus.

28)

Comment: Under “The Investment Adviser and Sub-Advisers” in the Registrant’s prospectus, please disclose the names, dates of service, and compensation of the Registrant’s prior sub-advisers that changed during the last fiscal year as required by instruction 1 to Item 10 of Form N-1A.

Response: Pursuant to the Registrant’s Manager of Managers Exemptive Order (812-13302) effective October 17, 2006, the Registrant believes that it is not required to disclose in its prospectus and other public documents the fee paid by the Registrant’s adviser to a particular sub-adviser. Accordingly, the Registrant respectfully declines to make the requested revisions. However, the Registrant notes supplementally that the fee schedule for the Registrant’s sub-advisers are disclosed under the heading “The Sub-Advisers” in the section entitled “Investment Advisory and Other Services” in the Registrant’s Statement of Additional Information.

29)	The following comments relate to the Statement of Additional Information (“SAI”):

a)

Comment: With respect to fundamental investment restriction number 6 regarding “Senior Securities” and fundamental investment restriction number 7 regarding “Borrowing,” please provide adjacent narrative disclosure explaining the applicable rules and regulations under the 1940 Act.

Response: In response to the Staff’s comment, the following language was added:

“With respect to Fundamental Restriction numbers 6 and 7, section 18(f) of the 1940 Act provides that it shall be unlawful for any registered open-end fund to issue any class of senior security or to sell any senior security, except that the fund may borrow from a bank if the fund maintains at least 300% asset coverage over all such bank borrowings. The SEC and its staff have taken the position that reverse repurchase agreements, firm commitment agreements, standby commitment agreements, short sales, written options, forwards, futures, and certain other derivatives transactions may involve the issuance of a senior security subject to prohibitions and asset coverage requirements of section 18(f)(1). The SEC and its staff have indicated, however, that they will not object to a fund engaging in such transactions without complying with the asset coverage and other requirements of section 18(f)(1), provided that the fund segregates assets, or otherwise “covers” its obligations under the instruments, consistent with SEC and staff guidance.”

b)

Comment: With respect to operating policy number 2 regarding “Investment Companies,” please indicate that the Registrant will, for the purpose of determining whether a Portfolio is concentrated in a particular industry, look through to the securities held by the investment companies in which the Portfolio invests.

Response: The Registrant seeks to periodically monitor on a manual-basis industry exposure through investments in other investment companies. The Registrant notes supplementally that current investment levels in other unaffiliated investment companies do not pose a substantial risk to industry concentration. With respect to investments in other affiliated investment companies (“Underlying Portfolios”) by the Registrant’s Balanced and Asset Allocation Portfolios, the Registrant is aware of the potential for exposure to a particular industry to become focused and takes that into consideration when making allocation decisions among the Underlying Portfolios. The Registrant is exploring systems functionality or other means by which it may look through to securities of other investment companies held by the Portfolios on a real-time basis to monitor industry classification.

c)

Comment: In the “Reverse Repurchase Agreements” paragraph under the section entitled “More About the Portfolios’ Objectives and Strategies,” please include a statement that the use of reverse repurchase agreements may be considered a form of borrowing.

Response: In response to the Staff’s comment, the second sentence under the “Reverse Repurchase Agreements” paragraph under the section entitled “More About the Portfolios’ Objectives and Strategies,” has been revised to read as follows:

“Such agreements involve the sale of money market securities held by a Portfolio pursuant to an agreement to repurchase the securities at an agreed upon price, date and interest payment, which may be considered a form of borrowing.” (emphasis added)

d)

Comment: Under the heading “Board Committees” in section entitled “Management of the Fund,” please consider clarifying the procedures for shareholders to submit nominee recommendations per Item 17(b)(2)(iv) of Form N-1A.

Response: In response to the Staff’s comment, the Registrant has revised the second paragraph under the heading “Board Committees” in section entitled “Management of the Fund,” such that the third and fourth sentences of that paragraph read as follows:

“Shareholders desiring to have the Nominating Committee consider a potential candidate must submit such nomination in writing to the Secretary of the Fund at 720 E. Wisconsin Ave, Milwaukee, WI 53202. The Nominating Committee does not have a formal process for identifying and evaluating nominees. Instead, it follows the process it deems appropriate in the circumstances.”

e)

Comment: Under “Disclosure of Non-Public Holdings Information” in the section entitled “Disclosure of Portfolio Holdings,” please clarify whether the duty of confidentiality expressed in the following sentence includes a duty not to trade on non-public information: “The Portfolios have received assurances from each of the Sub-Advisers identified above that these vendors are subject to a duty of confidentiality.”

Response: In response to the Staff’s comment, the sentence has been revised to read as follows:

“The Portfolios have received assurances from each of the Sub-Advisers identified above that these vendors are subject to a duty of confidentiality, which includes the duty not to trade on non-public information.” (emphasis added)

On behalf of the Registrant, this letter sets forth the representations requested by the Staff with respect to the above-referenced filing.

The Registrant acknowledges that:

•	The Registrant is responsible for the adequacy and accuracy of the disclosure in Post-Effective Amendment No. 58 to the Registration Statement;

•	The lack of Staff comments does not foreclose the SEC from taking any action with respect to the filing; and

•	The Registrant may not assert the lack of Staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

We are hopeful that the changes discussed in this correspondence adequately address the comments provided by the Staff. As indicated in the correspondence filed in connection with Post-Effective Amendment No. 57 on February 20, 2015, our intention is that Post-Effective Amendment No. 58 become effective on May 1, 2015, in accordance with paragraph (b) of Rule 485. Please call the undersigned at (414) 665-3487, or Lesli H. McLinden at (414) 665-6137, with any questions or comments about this filing.

Regards,

/s/ MICHAEL J. CONMEY

Michael J. Conmey

Assistant General Counsel

Northwestern Mutual